Fixed Assets and Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fixed Assets and Intangible Assets, Net [Abstract]
Summary of fixed assets and intangible assets

	September 30,	December 31,
	2012	2011
	(Unaudited)
Computer equipment	$196,538	$143,461
Furniture and fixtures	142,856	159,051
Leasehold improvements	377,727	329,156
Software	9,905	7,342
Website domain name	24,938	24,938
Website costs	40,500	40,500
Total fixed assets	792,464	704,448
Less: Accumulated depreciation and amortization	(218,916)	(125,985)
Total fixed assets and intangible assets, net	$573,548	$578,463

	As of December 31, 2011	As of December 31, 2010

Computer equipment	$143,461	$64,437
Furniture	159,051	32,342
Website domain name	24,938	24,938
Software	7,342	2,701
Website costs	40,500	40,500
Leasehold improvements	329,156	-
Less: accumulated depreciation and amortization	(125,985)	(75,412)
Total equipment and intangibles, net	$578,463	$89,506

Schedule of estimated future amortization and depreciation of intangible and tangible assets
Year	Amount

2012	$138,890
2013	135,911
2014	130,862
2015	96,743
2016 and thereafter	76,057
$578,463